GOODWILL AND OTHER INTANGIBLE ASSETS - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Intangibles
Beginning balance	$ 436	$ 166
Additions	213	272
Amortization	(18)	(2)
Ending balance	631	436
Total Goodwill and Other Intangible Assets
Beginning balance	3,328	3,058
Additions	213	272
Amortization	(18)	(2)
Ending balance	3,523	3,328
Oil Sands
Goodwill
Beginning balance	2,752	2,752
Additions
Ending balance	2,752	2,752
Refining and Marketing
Goodwill
Beginning balance	140	140
Additions
Ending balance	$ 140	$ 140